Basis of Preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Basis of preparation [line items]
Lease liabilities	¥ 330,040	¥ 334,540	¥ 115,634
Right-of-use assets	¥ 306,042		¥ 319,668
Weighted average rate		1.19%
Estimated Amount [member]
Basis of preparation [line items]
Lease liabilities		¥ 272,232
Right-of-use assets		¥ 272,232